HIGHLAND GROWTH FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 1997

HIGHLAND GROWTH FUND
TABLE OF CONTENTS
DECEMBER 31, 1997

--------------------------------------------------------------------------------

SHAREHOLDER LETTER...........................................................  1
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT..........................  3
INDEPENDENT AUDITORS' REPORT.................................................  4
FINANCIAL STATEMENTS
         Statement of Assets and Liabilities.................................  5
         Statement of Operations.............................................  6
         Statement of Changes in Net Assets..................................  7
         Financial Highlights................................................  8
         Notes to Financial Statements.......................................  9
         Schedule of Investments............................................. 12

HIGHLAND GROWTH FUND
SHAREHOLDER LETTER
DECEMBER 31, 1997
--------------------------------------------------------------------------------



                                                     February 27, 1998



Dear Shareholder,


The Highland Growth Fund, which commenced operation on May 13, 1997, became fully invested over the course of the summer. The Fund, riding in part a resurgence in the small capitalization sector, got of to a particularly favorable start. For the quarter ended September 30, 1997, the Fund's total return after waivers was 16.5% as compared with returns of 14.1% for the S&P 500 and 9.8% for the Dow Jones Industrial Average.

Despite what appeared to be a very strong domestic economy, the stock market's pace began to falter as the Asian currency woes came to the forefront. It became clear over the next couple of months that the financial troubles in the Far East economies of Korea, Hong Kong and Japan could not be taken lightly. As Asian political leaders attempted along with the IMF to resolve their economic problems and instill a sense of financial austerity, the U.S. stock market retreated from its previous highs. Particular vulnerability was experienced in the small capitalization sector, which had done particularly well during late summer and early fall. The technology sector was especially hard hit. Given the Fund's commitment to leading edge technology companies on the forefront of change, the Fund's performance suffered in the interim as the market attempted to find equilibrium.

When the Asian crisis initially hit, it was assumed as a result of the "new" global economy that U.S. based companies operating overseas would experience an immediate negative earnings effect. We, at Highland Investment Group, believed while there would no doubt be some earnings shortfalls as a result of Asian retrenchment, that fourth quarter earnings would in fact not be as disappointing as expected. We believed that our own domestic economy was sufficiently strong to withstand the ripple effects coming from another part of the global economy. We also believed as a result of aggressive use of outsourcing, particularly of components in the technology sector, that falling prices overseas would have some positive long-term balance sheet implications for U.S. companies. Because of our belief that this turmoil would pass, we maintained our commitment to our positions in our "Delta Force" companies.

For the fiscal period ended December 31, 1997, the Fund's total return was 3.6%, adjusting for a capital-gain distribution of $0.17.

With the advent of the new year, the market did not get off to its unusually strong January start. However, our faith in the resilience of the Fund's securities was rewarded. Through the close of February 26, 1998, the Fund's total return was 10% for the period from inception on May 13, 1997.

As we have previously notified you, the Fund's Board of Trustees voted to liquidate the Fund as of February 27, 1998. Unfortunately, the Fund was not able to reach a level of assets that would have made the Fund self sufficient with respect to its operating costs. The Fund's investment adviser is no longer able to continue to subsidize the Fund's current expenses as it has done since the inception of the Fund. It was decided, therefore, to liquidate the Fund to insure maximum value for all shareholders.

HIGHLAND GROWTH FUND
SHAREHOLDER LETTER
DECEMBER 31, 1997
--------------------------------------------------------------------------------




In the Highland Growth Fund we have tried to identify those companies that are at the forefront of change and that make a difference with respect to individuals and how they live their lives. Additionally we have sought to identify those companies that as a result of their vision and innovation, are providing new ways of doing business around the world.

We believe in the spirit of enterprise and believe that many American companies continue to display the innovative energy which brought us from an agrarian economy to an industrial nation. We believe in the importance of corporate leadership to take us into the next millennium. The investment process requires leadership as well, which we at Highland call investing in the Championship Tradition. We believe the Fund's commitment to these ideals exemplifies the very best of the Championship Tradition.

                                                       Sincerely yours,


                                                       /s/ Robert Lamb, III
/s/ Catherine C. Lawson

Catherine C. Lawson                                    Robert Lamb, III

HIGHLAND GROWTH FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
DECEMBER 31, 1997


--------------------------------------------------------------------------------
The following chart reflects a comparison in the change in value of a $10,000 investment in the Highland Growth Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Index excludes the effect of any expenses, which have been deducted from the Fund's return. Investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                     HIGHLAND GROWTH FUND VS. S&P 500 INDEX



                                   Inception*    31-May-97   30-Jun-97   31-Jul-97    31-Aug-97    30-Sep-97
S&P 500 Index                       $ 10,000     $ 10,608    $ 11,083    $ 11,965     $ 11,295     $ 11,914
Highland Growth Fund                $ 10,000     $ 10,010    $ 10,290    $ 11,380     $ 11,220     $ 11,990


 31-Oct-97   30-Nov-97    31-Dec-97
 $ 11,516    $ 12,049     $ 12,255
 $ 11,130    $ 10,690     $ 10,356



*Inception date for Highland Growth Fund was May 13, 1997. Return for the S&P 500 Index based on an inception date of April 30, 1997.

HIGHLAND GROWTH FUND
INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------

To the Trustees of Highland Family of Funds and the Shareholders of Highland Growth Fund:

We have audited the accompanying statement of assets and liabilities for the Highland Growth Fund (a seperately managed Fund of the Highland Family of Funds), including the schedule of investments, as of December 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 13, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Highland Growth Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period May 13, 1997 (commencement of operations) through December 31, 1997 in conformity with generally accepted accounting principles.

As explained in Note 8, the Board of Trustees of Highland Family of Funds have voted to terminate the Fund effective as of February 27, 1998.





Boston, Massachusetts                                   Coopers & Lybrand L.L.P.
February 27, 1998

HIGHLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMEBER 31, 1997

--------------------------------------------------------------------------------


ASSETS:
     Investments (Note 2):
        Investments at cost                                                                             $ 561,646
        Net unrealized appreciation (depreciation)                                                        (27,540)
                                                                                              --------------------
             Total investments at value                                                                   534,106

     Interest, dividends and other receivables                                                                128
     Receivable for Fund shares issued                                                                        700
     Receivable from investment adviser (Note 5)                                                          132,655
     Organization costs, net of amortization (Note 2)                                                      49,826
                                                                                              --------------------

Total Assets                                                                                              717,415
                                                                                              --------------------

LIABILITIES:
     Payable to investment adviser (Note 6)                                                                57,188
     Payable to administrator (Note 3)                                                                     25,381
     Payable to transfer agent and accounting (Note 3)                                                     38,946
     Other accrued expenses and liabilities                                                                65,198
                                                                                              --------------------

Total Liabilities                                                                                         186,713
                                                                                              --------------------

NET ASSETS                                                                                              $ 530,702
                                                                                              ====================


COMPONENTS OF NET ASSETS:
     Paid in capital                                                                                    $ 558,247
     Undistributed net investment income (loss)                                                            (2,983)
     Accumulated net realized gain (loss)                                                                   2,978
     Unrealized appreciation (depreciation) on investments                                                (27,540)
                                                                                              --------------------

NET ASSETS                                                                                              $ 530,702
                                                                                              ====================

SHARES OF BENEFICIAL INTEREST                                                                              52,141

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                  $ 10.18
     (NET ASSETS / SHARES OF BENEFICIAL INTEREST)



See Notes to Financial Statements.     5

HIGHLAND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 13, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest income                                                                                        $ 967
     Dividend income                                                                                          781
                                                                                              --------------------
Total Investment Income                                                                                     1,748
                                                                                              --------------------

EXPENSES:
     Investment advisory (Note 3)                                                                           3,076
     Administration (Note 3)                                                                               25,381
     Transfer agent (Note 3)                                                                               17,421
     Custody                                                                                                1,814
     Insurance                                                                                             22,000
     Registration                                                                                          22,029
     Reporting                                                                                              1,000
     Accounting (Note 3)                                                                                   22,839
     Legal                                                                                                  7,988
     Audit                                                                                                 28,000
     Trustees fees and expenses                                                                            19,715
     Amortization of organization costs (Note 2)                                                            7,292
     Miscellaneous                                                                                         13,126
                                                                                              --------------------
Total Expenses                                                                                            191,681
     Fees waived and expenses reimbursed (Note 5)                                                        (186,468)
                                                                                              --------------------
Net Expenses                                                                                                5,213
                                                                                              --------------------

NET INVESTMENT INCOME (LOSS)                                                                               (3,465)
                                                                                              --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net Realized Gain (Loss) on Investments                                                               11,878
     Net Unrealized Gain (Loss) on Investments                                                            (27,540)
                                                                                              --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                    (15,662)
                                                                                              --------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                                                    $ (19,127)
                                                                                              ====================


See Notes to Financial Statements.     6

HIGHLAND GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

NET ASSETS - BEGINNING OF PERIOD (A)                                                                   $ 100,000
------------------------------------                                                         --------------------

OPERATIONS:
     Net investment income (loss)                                                                         (3,465)
     Net realized gain (loss) on investments                                                              11,878
     Net change in unrealized appreciation (depreciation)
          on investments                                                                                 (27,540)
                                                                                             --------------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                (19,127)
                                                                                             --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain on investments                                                                     (8,900)
                                                                                             --------------------

CAPITAL SHARE TRANSACTIONS (B):
     Sale of shares                                                                                      451,806
     Reinvestment of distributions                                                                         8,595
     Redemption of shares                                                                                 (1,672)
                                                                                             --------------------
     NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                             458,729
                                                                                             --------------------
     NET INCREASE (DECREASE) IN NET ASSETS                                                               430,702
                                                                                             --------------------

NET ASSETS - DECEMBER 31, 1997 INCLUDING LINE (I)                                                      $ 530,702
-------------------------------------------------                                            ====================

(I)  Undistributed Net Investment Income (Loss)                                                         $ (2,983)
                                                                                             ====================

(a) The Fund commenced operations on May 13, 1997.

(b)  Shares Issued (Redeemed)
     Sale of shares                                                                                       41,433
     Reinvestment of distributions                                                                           853
     Redemption of shares                                                                                   (145)
                                                                                             --------------------
         Net increase (decrease) in shares outstanding                                                    42,141
                                                                                             ====================


See Notes to Financial Statements.     7

HIGHLAND GROWTH FUND
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                                     FOR THE
                                                                                                   PERIOD ENDED
                                                                                                DECEMBER 31, 1997 (A)
                                                                                                ---------------------

Net Asset Value, Beginning of Period                                                                        $10.00
                                                                                                -------------------
Investment Operations
     Net Investment Income (Loss)                                                                            (0.07)
     Net Realized and Unrealized Gain (Loss) on Investments                                                   0.42(b)
                                                                                                -------------------
Total from Investment Operations                                                                              0.35
                                                                                                -------------------
Distributions From
     Net Realized Gain on Investments                                                                        (0.17)
                                                                                                -------------------
Net Asset Value, End of Period                                                                              $10.18
                                                                                                ===================

Total Return (c)                                                                                              3.56%(d)

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                                                $531
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver of fees                                                          1.95%(e)
     Expenses excluding reimbursement/waiver of fees                                                         71.67%(e)
     Net investment income (loss) including reimbursement/waiver                                             (1.30%)(e)
Average Commission Rate (f)                                                                                 $ 0.1986
Portfolio Turnover Rate                                                                                      17.86%

--------------------------


(a)    The Fund commenced operations on May 13, 1997.
(b) The amount shown for shares of beneficial interest does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares to fluctuating market value of the shares of the Fund.
(c) Total return would have been lower had certain fees and expenses not been waived and reimbursed during the period shown (see Note 5).
(d)    Not annualized.
(e)    Annualized.
(f) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.


See Notes to Financial Statements.    8

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

The Highland Family of Funds ("Trust") is an open-end, management investment company registered under the Investment Company Act of 1940. The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 7, 1996. The Highland Growth Fund ("Fund") is a separate diversified series of the Trust and currently the Trust's only active series. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund commenced operations on May 13, 1997.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price on the exchange on which the securities are principally traded. Prices are provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the investment adviser pursuant to guidelines established by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORGANIZATIONAL COSTS- Costs incurred by the Fund in connection with its organization have been deferred and will be amortized on a straight-line basis over a period of five years from the date the Fund commenced operations. If any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization costs in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 1997
--------------------------------------------------------------------------------


NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser is Highland Investment Group L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser is entitled to receive an advisory fee at an annual rate of 1.15% of the Fund's average daily net assets.

ADMINISTRATION - Pursuant to an Administration Agreement, Forum Administrative Services, LLC ("FAS") acts as administrator for the Fund. FAS is entitled to receive an administration fee at an annual rate of 0.10% of the Fund's first $100 million of the averages net assets of the fund and 0.05% thereafter on the average net assets. The minimum annual fee payable for administration is $40,000. In addition, for the period ended December 31, 1997, FAS was compensated for legal expenses provided to the Fund in the amount of $3,244.

DISTRIBUTION SERVICES - Forum Financial Services, Inc.(R) ("FFSI") acts as the distributor for the Fund pursuant to a Distribution Agreement.

OTHER SERVICES - Forum Financial Corp.(R) ("FFC") an affiliate of FAS and FFSI, acts as the transfer agent and dividend disbursing agent for the Fund. FFC also provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended December 31, 1997, aggregated $633,777 and $84,009, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of December 31, 1997, was $561,646 and the net unrealized depreciation of investment securities was $27,540. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $47,450, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $74,990.

NOTE 5.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has agreed to waive a portion of its fee and/or assume certain expenses of the Fund so that the total operating expenses of the Fund do not exceed 1.95% of its average daily net assets until March 14, 1998. FAS and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended December 31, 1997, the Adviser waived fees and reimbursed expenses of $3,076 and $183,392, respectively.

NOTE 6.  PAYABLE TO INVESTMENT ADVISER

As of December 31, 1997, the Fund owes the Adviser $57,188 for the costs incurred with the Fund's organization which were paid by the Adviser on behalf of the Fund.

NOTE 7.  BENEFICIAL INTEREST

As of the period ended December 31, 1997, there is one affiliated and two unaffiliated shareholders, each of whom own more than 10% of the Fund's total shares aggregating 50.39%.

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
DECEMBER 31, 1997
--------------------------------------------------------------------------------


NOTE 8.  FUND TERMINATION

On February 19, 1998, the Board of Trustees voted to terminate the Fund pursuant to Section 6.2 of the Declaration of Trust effective as of February 27, 1998, and that proper officers of the Trust be authorized to perform on behalf of the Fund and the Trust any and all acts as such officer may deem necessary or advisable in order to wind up the affairs of the Fund and the Trust and to liquidate the business of the Fund and the Trust.



-----------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received deduction is 44.66%.

 HIGHLAND GROWTH FUND
 SCHEDULE OF INVESTMENTS
 DECEMBER 31, 1997

--------------------------------------------------------------------------------

   SHARES                               SECURITY DESCRIPTION                                     VALUE (NOTE 2)
-------------      ---------------------------------------------------------------               ----------------

 COMMON STOCK (100.0%)

 APPAREL & ACCESSORY STORES (1.5%)
         200       St. John Knits, Inc.                                                                  $ 8,000
                                                                                                 ----------------

 APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
      MATERIALS (1.7%)
         500       Cutter & Buck, Inc. (a)                                                                 9,312
                                                                                                 ----------------

 BUSINESS SERVICES (24.5%)
         500       Accustaff, Inc. (a)                                                                    11,500
         150       CSG Systems International Inc. (a)                                                      6,000
       1,000       Cabletron Systems, Inc. (a)                                                            15,000
         300       Caribiner International, Inc. (a)                                                      13,350
         200       Cerner Corp. (a)                                                                        4,225
         300       Excite, Inc. (a)                                                                        9,000
         200       IDX Systems Corp. (a)                                                                   7,400
         700       MetaCreations Corp. (a)                                                                 7,788
         600       Oracle Corp. (a)                                                                       13,388
       1,000       QAD Inc. (a)                                                                           12,625
         150       Robert Half International, Inc. (a)                                                     6,000
         200       Volt Information Sciences, Inc. (a)                                                    10,774
         200       Yahoo, Inc. (a)                                                                        13,850
                                                                                                 ----------------
                                                                                                         130,900
                                                                                                 ----------------

 CHEMICALS & ALLIED PRODUCTS (2.4%)
         500       International Murex Technologies Corp. (a)                                              5,031
         100       Proctor & Gamble Co.                                                                    7,981
                                                                                                 ----------------
                                                                                                          13,012
                                                                                                 ----------------

 COMMUNICATIONS (0.9%)
         200       MasTec, Inc. (a)                                                                        4,574
                                                                                                 ----------------

 DEPOSITORY INSTITUTIONS (3.2%)
         300       Queens County Bancorp, Inc.                                                            12,150
         100       Santa Barbara Bancorp                                                                   4,713
                                                                                                 ----------------
                                                                                                          16,863
                                                                                                 ----------------

 EATING & DRINKING PLACES (2.2%)
         800       Il Fornaio America Corp. (a)                                                           11,900
                                                                                                 ----------------

 ELECTRIC, GAS & SANITARY SERVICES (1.0%)
         100       Duke Energy Corp.                                                                       5,538
                                                                                                 ----------------


See Notes to Financial Statements.     12

 HIGHLAND GROWTH FUND
 SCHEDULE OF INVESTMENTS (continued)
 DECEMBER 31, 1997

--------------------------------------------------------------------------------

   SHARES                               SECURITY DESCRIPTION                                     VALUE (NOTE 2)
-------------      ---------------------------------------------------------------               ----------------

 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
      EQUIPMENT (7.0%)
         300       Ade Corp. (a)                                                                         $ 5,250
         300       Advanced Technology Materials, Inc. (a)                                                 7,275
         300       Atmel Corp. (a)                                                                         5,569
         300       Bay Networks, Inc. (a)                                                                  7,669
         100       Linear Technology Corp.                                                                 5,763
         200       Zoltek Cos., Inc. (a)                                                                   5,574
                                                                                                 ----------------
                                                                                                          37,100
                                                                                                 ----------------

 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (6.4%)
         500       Corrections Corp. of America (a)                                                       18,531
         200       Incyte Pharmaceutiacls (a)                                                              9,000
         300       Transition Systems, Inc. (a)                                                            6,637
                                                                                                 ----------------
                                                                                                          34,168
                                                                                                 ----------------

 FABRICATED METAL PRODUCTS (1.6%)
         200       Tower Automotive, Inc. (a)                                                              8,413
                                                                                                 ----------------

 HEALTH SERVICES (4.7%)
         500       Medical Resources, Inc. (a)                                                             4,687
         450       National Surgery Centers, Inc. (a)                                                     11,813
         100       Pediatrix Medical Group, Inc. (a)                                                       4,275
         100       Sunrise Assisted Living, Inc. (a)                                                       4,313
                                                                                                 ----------------
                                                                                                          25,088
                                                                                                 ----------------

 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (1.3%)
         100       Marriott International, Inc.                                                            6,924
                                                                                                 ----------------

 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (10.9%)
         425       3Com Corp.  (a)                                                                        14,848
         225       Cisco Systems, Inc. (a)                                                                12,544
         200       EMC Corp. (a)                                                                           5,488
         450       Gateway 2000, Inc. (a)                                                                 14,681
         500       JetFax, Inc. (a)                                                                        2,688
         130       Smith International, Inc. (a)                                                           7,978
                                                                                                 ----------------
                                                                                                          58,227
                                                                                                 ----------------

 INSURANCE CARRIERS (2.0%)
         700       Oxford Health Plans, Inc. (a)                                                          10,894
                                                                                                 ----------------

See Notes to Financial Statements.     13

 HIGHLAND GROWTH FUND
 SCHEDULE OF INVESTMENTS (continued)
 DECEMBER 31, 1997

--------------------------------------------------------------------------------

   SHARES                               SECURITY DESCRIPTION                                     VALUE (NOTE 2)
-------------      ---------------------------------------------------------------               ----------------

 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
      OPTICAL GOODS (2.9%)
         200       Mentor Corp.                                                                            7,300
         200       Wind River Systems (a)                                                                  7,938
                                                                                                 ----------------
                                                                                                          15,238
                                                                                                 ----------------

 MINING METALS/MINERALS (2.2%)
       1,000       C3, Inc. (a)                                                                         $ 11,563
                                                                                                 ----------------

 MISCELLANEOUS (0.9%)
         900       Firearms Training Systems, Inc. (a)                                                     4,669
                                                                                                 ----------------

 OIL & GAS EXTRACTION (5.4%)
         200       Cooper Cameron Corp. (a)                                                               12,200
         200       Falcon Drilling Co., Inc. (a)                                                           7,013
         300       Global Marine, Inc. (a)                                                                 7,350
         100       Newfield Exploration Co. (a)                                                            2,331
                                                                                                 ----------------
                                                                                                          28,894
                                                                                                 ----------------

 PHARMACEUTICAL PREPARATIONS (6.3%)
         200       ArQule, Inc. (a)                                                                        4,588
         275       Merck & Co., Inc.                                                                      29,219
                                                                                                 ----------------
                                                                                                          33,807
                                                                                                 ----------------

 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.0%)
         150       Charles Schwab Corp.                                                                    6,291
         200       E*TRADE Group, Inc. (a)                                                                 4,600
                                                                                                 ----------------
                                                                                                          10,891
                                                                                                 ----------------

 TELECOMMUNICATIONS (3.1%)
         300       International Telecommunication Data Systems, Inc. (a)                                  9,600
         200       Newbridge Networks Corp. (a)                                                            6,975
                                                                                                 ----------------
                                                                                                          16,575
                                                                                                 ----------------

 TRANSPORTATION BY AIR (1.1%)
         100       Federal Express Corp. (a)                                                               6,105
                                                                                                 ----------------

 TRANSPORTATION EQUIPMENT (1.1%)
         200       Gulfstream Aerospace Corp. (a)                                                          5,850
                                                                                                 ----------------

 WHOLESALE TRADE-DURABLE GOODS (2.0%)
         500       Physician Sales & Service, Inc. (a)                                                    10,750
                                                                                                 ----------------

See Notes to Financial Statements.     14

 HIGHLAND GROWTH FUND
 SCHEDULE OF INVESTMENTS (concluded)
 DECEMBER 31, 1997

--------------------------------------------------------------------------------

   SHARES                               SECURITY DESCRIPTION                                     VALUE (NOTE 2)
-------------      ---------------------------------------------------------------               ----------------

 WHOLESALE TRADE-NONDURABLE GOODS (1.7%)
         100       Borg-Warner Automotive, Inc.                                                            5,200
         100       Synetic, Inc. (a)                                                                       3,651
                                                                                                 ----------------
                                                                                                           8,851
                                                                                                 ----------------

 TOTAL INVESTMENTS (100.0%) (COST $561,646)                                                            $ 534,106
                                                                                                 ================

----------------------------------------
  (a) Non-income producing security.







See Notes to Financial Statements.     15

                               INVESTMENT ADVISER
                         Highland Investment Group L.P.
                                 1248 Post Road
                          Fairfield, Connecticut 06430



                                  ADMINISTRATOR
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101



                                   DISTRIBUTOR
                        Forum Financial Services, Inc.(R)
                               Two Portland Square
                              Portland, Maine 04101



                                    CUSTODIAN
                                BankBoston, N.A.
                                  P.O. Box 1959
                           Boston, Massachusetts 02105















THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS OF THE HIGHLAND GROWTH FUND.